Long-term Investment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended				3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2013 Vastview Technology, Corp. (Vastview)	Dec. 31, 2010 Vastview Technology, Corp. (Vastview)	Mar. 31, 2010 Vastview Technology, Corp. (Vastview)	Sep. 30, 2009 Vastview Technology, Corp. (Vastview)	Feb. 28, 2007 Vastview Technology, Corp. (Vastview)
Schedule of Cost-method Investments [Line Items]
Invested in common stock								$ 3,360
Reduction of investment's share capital				33.33%			70.00%
Cost method investment capital return				46			808
Recognized an impairment loss					27	73
Cost method investment impairments other than temporary	$ 0	$ 0	$ 0